Significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Summary of Principal subsidiaries and their geographic location	The Company’s principal subsidiaries and their geographic location as at April 30, 2022 are set forth in the table below:

Company	Location	Ownership interest
Li-Cycle Corp.	Ontario, Canada	100%
Li-Cycle Americas Corp.	Ontario, Canada	100%
Li-Cycle U.S. Holdings Inc.	Delaware, U.S.	100%
Li-Cycle Inc.	Delaware, U.S.	100%
Li-Cycle North America Hub, Inc.	Delaware, U.S.	100%
Li-Cycle Europe AG	Switzerland	100%
Li-Cycle APAC PTE. LTD.	Singapore	100%
Li-Cycle Germany GmbH	Germany	100%
Li-Cycle Norway AS	Norway	67%
The Company’s principal subsidiaries and their geographic location as at October 31, 2021 was as follows:

Company	Location	Ownership interest
Li-Cycle U.S. Holdings Inc.	Delaware, U.S.	100%
Li-Cycle Inc.	Delaware, U.S.	100%
Li-Cycle North America Hub, Inc.	Delaware, U.S.	100%
Li-Cycle Americas Corp.	Ontario, Canada	100%
Li-Cycle Corp.	Ontario, Canada	100%
Li-Cycle Europe AG	Switzerland	100%
Li-Cycle APAC PTE LTD.	Singapore	100%

Summary of detailed information about estimated useful lives property plant and machinery	The estimated useful lives are reviewed each reporting period and any changes are accounted for on a prospective basis. The estimated useful lives are as follows:

Computers	3 years
Vehicles	5 years
Plant equipment	5 years
Storage containers	10 years
Leasehold improvements	Shorter of term of lease or estimated useful life

Summary of classification and measurement basis of financial instruments
The classification and measurement basis of the Company’s financial instruments are as follows:

Financial Instrument	Measurement

Cash and cash equivalents	Amortized cost
Trade accounts receivables	FVTPL
Other accounts receivables	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Restricted share units	FVTPL
Warrants	FVTPL
Loans payable	Amortized cost
Lease liabilities	Amortized cost
Convertible debt	Amortized cost
Conversion feature of convertible debt	FVTPL

Summary of office and administrative and travel and entertainment

	2020 $	2019 $
Office and administrative	316,401	355,361
Travel and entertainment	160,332	137,943

	476,733	493,304